Bonus Programs - Quantitative and Qualitative Objectives (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of bonus	50.00%
Percentage of annual bonus	50.00%
Vesting period	3 years
Compensation expense	$ 943	$ 866	$ 853
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	70.00%
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of economic value added	30.00%